Annual Total Returns	Dec. 31, 2024
Prospectus #1 | CVT S&P 500 Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | CVT S&P 500 Index Portfolio | CVT S&P 500 Index Portfolio
Bar Chart Table:
2015	0.98%
2016	11.58%
2017	21.46%
2018	(4.74%)
2019	31.16%
2020	18.11%
2021	28.42%
2022	(18.34%)
2023	25.92%
2024	24.63%
Prospectus #1 | CVT S&P MidCap 400 Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | CVT S&P MidCap 400 Index Portfolio | Class I
Bar Chart Table:
2015	(2.69%)
2016	20.28%
2017	15.88%
2018	(11.33%)
2019	25.82%
2020	13.31%
2021	24.41%
2022	(13.33%)
2023	16.12%
2024	13.52%
Prospectus #1 | CVT NASDAQ 100 Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | CVT NASDAQ 100 Index Portfolio | Class I
Bar Chart Table:
2015	9.07%
2016	6.59%
2017	32.35%
2018	(0.47%)
2019	38.78%
2020	48.23%
2021	26.87%
2022	(32.64%)
2023	54.40%
2024	25.20%
Prospectus #1 | CVT Russell 2000 Small Cap Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | CVT Russell 2000 Small Cap Index Portfolio | Class I
Bar Chart Table:
2015	(5.19%)
2016	20.92%
2017	14.37%
2018	(11.23%)
2019	25.07%
2020	19.64%
2021	14.53%
2022	(20.52%)
2023	16.60%
2024	11.23%
Prospectus #1 | CVT EAFE International Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | CVT EAFE International Index Portfolio | Class I
Bar Chart Table:
2015	(1.61%)
2016	0.46%
2017	24.76%
2018	(13.58%)
2019	21.26%
2020	7.77%
2021	10.88%
2022	(14.58%)
2023	17.77%
2024	3.14%
Prospectus #1 | CVT Investment Grade Bond Index Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | CVT Investment Grade Bond Index Portfolio | Class I
Bar Chart Table:
2015	0.04%
2016	2.59%
2017	3.49%
2018	(0.37%)
2019	8.41%
2020	7.34%
2021	(1.82%)
2022	(12.53%)
2023	5.47%
2024	1.03%
Prospectus #2 | CVT Volatility Managed Moderate Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | CVT Volatility Managed Moderate Portfolio | Class F
Bar Chart Table:
2015	(1.22%)
2016	6.61%
2017	12.16%
2018	(5.73%)
2019	17.02%
2020	5.28%
2021	10.06%
2022	(14.17%)
2023	11.92%
2024	7.70%
Prospectus #2 | CVT Volatility Managed Moderate Growth Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | CVT Volatility Managed Moderate Growth Portfolio | Class F
Bar Chart Table:
2015	(2.29%)
2016	6.78%
2017	14.55%
2018	(6.69%)
2019	18.56%
2020	3.82%
2021	13.64%
2022	(14.61%)
2023	13.79%
2024	10.17%
Prospectus #2 | CVT Volatility Managed Growth Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | CVT Volatility Managed Growth Portfolio | Class F
Bar Chart Table:
2015	(3.51%)
2016	5.56%
2017	16.92%
2018	(7.50%)
2019	19.22%
2020	2.15%
2021	15.87%
2022	(14.94%)
2023	15.65%
2024	12.16%